Employee Benefits (Schedule Of The Funded Status Of The Plan) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (9,485)	€ (8,805)	€ (6,560)
Fair value of plan assets	4,090	3,189	2,119
Funded status deficit	(5,395)	(5,617)
Unrecognized actuarial loss	1,215	954
Unrecognized prior service cost	(684)
Net liabilities	(4,864)	(4,663)
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	(22,303)
Fair value of plan assets	21,364
Funded status deficit	(939)
Other Post-Employment Benefit Plans ASMPT [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (1,414)	€ (1,470)